Stock-Based Compensation (Fair Value Of Options Granted, Determined, Using Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Risk-free interest rate	1.60%	1.23%	2.98%
Expected term (years)	6 years	7 years	7 years
Expected stock price volatility	88.00%	78.00%	46.00%
Dividend yield	0.00%	0.00%	1.41%